UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2018

We believe flexibility
can help uncover
value in any market
environment.

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	7.88%	11.93%	8.44%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six months ended June 30, 2018, Fundamental Investors posted a total return of 1.99%, which includes reinvested dividends and a capital gain distribution totaling just over $0.85 a share.

The fund trailed its primary benchmark, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, which climbed 2.65%. It nonetheless outpaced its peer group measure, the Lipper Growth and Income Funds Index, which rose 0.41% for the period.

Fundamental Investors has bested the return of the S&P 500 and its peers over the course of its lifetime. While annual advantages may sometimes seem small, over longer time frames these advantages have the ability to compound.

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	1.99%	14.44%	13.26%	9.08%	12.51%
Standard & Poor’s 500 Composite Index[2,3]	2.65	14.37	13.42	10.17	11.68
Lipper Growth and Income Funds Index[4]	0.41	9.70	10.00	7.76	10.56
MSCI World Index[3,5]	0.43	11.09	9.94	6.26	9.57

[1]	The date Capital Research and Management Company began managing the fund.
[2]	Source: S&P Dow Jones Indices.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[5]	Source: MSCI. Results reflect dividends net of withholding taxes.

Fundamental Investors	1

Market overview

The first half of 2018 was a volatile period for U.S. equities. Corporate fundamentals remained strong on the heels of tax reform passed late last year. The economy continued to pick up steam, with growth remaining healthy. U.S. consumers were supported by solid employment numbers, improving wages and lower income tax rates. These positives were tempered by higher valuations, rising interest rates and uncertainty over disruptions to global trade policies.

The Federal Reserve is taking a thoughtful approach to interest rates, and appears committed to a series of gradual increases as long as economic conditions improve. It remains to be seen if changes to trade agreements will affect growth or inflation. Should there be an impact, however, the Fed may be compelled to change course.

Fundamental Investors is able to invest up to 35% of its assets in companies based outside the United States in pursuit of growth and income. As of June 30, 2018, the fund had 17.7% of its holdings in overseas equities. This allocation has risen modestly in the last year as our research has uncovered new investment opportunities abroad.

Equity markets outside of the U.S. generally lagged the S&P 500 on a U.S. dollar-basis during the first half of the year. In Europe, economic momentum has slowed. Anti-establishment political movements and Brexit worries weighed on equities. Japanese equities saw modest declines as well. Uncertainty over global trade policies and liquidity fueled share losses in emerging markets.

The period was also marked by a notable rise in oil prices, with U.S. crude rising from $60.46 at the end of 2017 to $74.13 as of June 30. While this increase had a positive effect on energy stocks, some energy-sensitive industries experienced a negative impact. Portfolio managers have selectively added to their energy holdings over the last six months.

Other commodities such as copper and iron ore saw price declines as investors worried about slowing Chinese economic growth and the impact of new trade tariffs.

A wide lens to pursue opportunities

The fund’s investment professionals seek to achieve the fund’s objective of providing long-term growth of capital and income through bottom-up research and a tireless search for promising investment opportunities. They remain focused on constructing portfolios based on the value and merits of each individual company.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2018)

Company	Percent of net assets

Microsoft	4.77%
Broadcom	3.76
Amazon	3.15
Intel	2.48
Alphabet (Google)	2.48
Facebook	2.43
Berkshire Hathaway	2.16
British American Tobacco	1.85
Philip Morris International	1.73
DowDuPont	1.66

This approach is reflected in the fund’s 10 largest holdings, which span technology, consumer products and financial companies. Five of the top 10 recorded positive returns for the period, with Amazon soaring 45.4%. Technology giant Microsoft advanced 15.3%, while Facebook rose 10.1%. Information technology holdings were particularly additive, with Intel up 7.7% and Alphabet, parent company of Google, gaining 6.8%.

Investments in consumer staples stocks dampened fund results. Tobacco firms British American Tobacco and Philip Morris International were among the largest detractors, falling 25.1% and 23.6%, respectively. Consumer staples companies represented 7.8% of the fund as of June 30, 2018. Investments in this sector are largely geared toward cash-generative, dividend-paying companies that we believe will help produce income for the fund.

Maintaining our approach as the cycle matures

U.S. and global economies continue to grow, but we expect financial markets to face challenges from time to time. Fundamental Investor’s portfolio managers and investment analysts use fundamental research to evaluate the impact of these challenges on a company-by-company basis.

Our investment professionals are committed to finding attractive opportunities across the investment landscape. However, financial markets can be volatile, and we are mindful of preservation of capital should market returns become uneven.

Fundamental Investors	3

The fund’s flexibility allows portfolio managers and analysts to pursue a wide range of investments as market conditions change.

We thank you for your commitment to Fundamental Investors, and look forward to reporting to you again in six months.

Sincerely,

Dina N. Perry	Brady L. Enright
Vice Chairman	President

August 9, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.41%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.28%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Fundamental Investors

Summary investment portfolio June 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	76.63%
United Kingdom	6.65
Eurozone*	4.13
Canada	2.79
Taiwan	.98
China	.87
Switzerland	.66
South Korea	.49
Japan	.33
Other countries	.83
Short-term securities & other assets less liabilities	5.64
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, the Netherlands and Spain.

Common stocks 94.36%	Shares	Value (000)
Information technology 25.59%
Microsoft Corp.	47,334,100	$4,667,616
Broadcom Inc.	15,174,039	3,681,829
Intel Corp.	48,854,600	2,428,562
Alphabet Inc., Class C1	1,575,301	1,757,484
Alphabet Inc., Class A1	592,800	669,384
Facebook, Inc., Class A1	12,220,500	2,374,688
ASML Holding NV	4,555,030	902,696
ASML Holding NV (New York registered)	2,008,000	397,524
Taiwan Semiconductor Manufacturing Co., Ltd.	114,652,000	814,148
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	147,652
Baidu, Inc., Class A (ADR)[1]	3,508,500	852,565
Visa Inc., Class A	5,082,000	673,111
Intuit Inc.	2,945,000	601,678
Other securities		5,073,996
		25,042,933

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Financials 12.92%
Berkshire Hathaway Inc., Class A1	7,482	$2,110,223
Wells Fargo & Co.	29,133,000	1,615,133
JPMorgan Chase & Co.	12,040,000	1,254,568
Capital One Financial Corp.	13,001,000	1,194,792
SunTrust Banks, Inc.	12,094,000	798,446
CME Group Inc., Class A	4,771,437	782,134
BlackRock, Inc.	1,473,100	735,136
Discover Financial Services	8,851,000	623,199
Other securities		3,532,078
		12,645,709

Consumer discretionary 10.70%
Amazon.com, Inc.[1]	1,816,300	3,087,347
NIKE, Inc., Class B	17,070,000	1,360,137
Home Depot, Inc.	6,566,775	1,281,178
Comcast Corp., Class A	37,280,773	1,223,182
Charter Communications, Inc., Class A1	3,742,100	1,097,221
Other securities		2,416,707
		10,465,772

Energy 9.38%
ConocoPhillips	19,747,000	1,374,786
Royal Dutch Shell PLC, Class B (ADR)	11,536,834	838,151
Royal Dutch Shell PLC, Class B	11,577,720	414,615
Royal Dutch Shell PLC, Class A (ADR)	299,752	20,752
Royal Dutch Shell PLC, Class A	165,244	5,733
Concho Resources Inc.[1,2]	8,700,000	1,203,645
EOG Resources, Inc.	7,706,000	958,858
Enbridge Inc.[3]	24,668,767	881,932
Suncor Energy Inc.	20,098,740	817,923
Chevron Corp.	5,726,137	723,955
BP PLC	87,500,000	667,810
Other securities		1,267,789
		9,175,949

Industrials 8.36%
Boeing Co.	2,630,000	882,391
Airbus SE, non-registered shares	6,691,000	783,406
TransDigm Group Inc.	2,190,000	755,857
Parker-Hannifin Corp.	4,725,000	736,391
Union Pacific Corp.	4,560,000	646,061
Other securities		4,381,440
		8,185,546

Health care 8.04%
Boston Scientific Corp.[1]	35,330,000	1,155,291
UnitedHealth Group Inc.	4,104,826	1,007,078
Merck & Co., Inc.	13,307,000	807,735
Thermo Fisher Scientific Inc.	3,300,000	683,562
Vertex Pharmaceuticals Inc.[1]	3,609,727	613,509
Other securities		3,597,879
		7,865,054

6	Fundamental Investors

	Shares	Value (000)
Consumer staples 7.78%
British American Tobacco PLC	33,240,000	$1,680,163
British American Tobacco PLC (ADR)	2,651,040	133,745
Philip Morris International Inc.	20,933,900	1,690,203
Coca-Cola Co.	26,285,000	1,152,860
Other securities		2,958,896
		7,615,867

Materials 4.38%
DowDuPont Inc.	24,696,047	1,627,963
BHP Billiton PLC	31,800,000	715,975
Praxair, Inc.	3,980,000	629,437
Other securities		1,315,086
		4,288,461

Real estate 1.96%
Simon Property Group, Inc. REIT	5,312,000	904,049
Other securities		1,017,924
		1,921,973

Telecommunication services 0.40%
Other securities		391,805

Miscellaneous 4.85%
Other common stocks in initial period of acquisition		4,742,272

Total common stocks (cost: $60,066,389,000)		92,341,341

Short-term securities 5.67%	Principal amount (000)
Coca-Cola Co. 1.95%–2.05% due 7/2/2018–8/16/2018[3]	$125,000	124,834
Federal Home Loan Bank 1.55%–1.93% due 7/2/2018–10/9/2018	2,176,100	2,172,832
Intel Corp. 1.98% due 8/7/2018[3]	50,000	49,893
U.S. Treasury Bills 1.55%–2.01% due 7/5/2018–11/8/2018	1,834,200	1,830,099
Other securities		1,369,321

Total short-term securities (cost: $5,546,798,000)		5,546,979
Total investment securities 100.03% (cost: $65,613,187,000)		97,888,320
Other assets less liabilities (0.03)%		(27,609)

Net assets 100.00%		$97,860,711

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $155,608,000, which represented .16% of the net assets of the fund.

Fundamental Investors	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 1.71%
Financials 0.40%
CIT Group Inc.	7,752,515	—	—	7,752,515
Energy 1.31%
Concho Resources Inc.[1]	2,723,000	5,977,000	—	8,700,000
Peyto Exploration & Development Corp.	10,710,499	—	—	10,710,499
Industrials 0.00%
Grafton Group PLC, units[4]	15,037,000	—	3,708,468	11,328,532

	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 1.71%
Financials 0.40%
CIT Group Inc.	$—	$9,148	$2,481	$390,804
Energy 1.31%
Concho Resources Inc.[1]	—	(98,073)	—	1,203,645
Peyto Exploration & Development Corp.	—	(45,618)	3,000	82,448
				1,286,093
Industrials 0.00%
Grafton Group PLC, units[4]	(20,100)	15,310	2,143	—
Total 1.71%	$(20,100)	$(119,233)	$7,624	$1,676,897

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,152,255,000, which represented 1.18% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2018.

Key to abbreviations

ADR = American Depositary Receipts

See Notes to Financial Statements

8	Fundamental Investors

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $63,983,118)	$96,211,423
Affiliated issuers (cost: $1,630,069)	1,676,897	$97,888,320
Cash		1,459
Cash denominated in currencies other than U.S. dollars (cost: $159)		158
Receivables for:
Sales of investments	177,043
Sales of fund’s shares	100,720
Dividends	154,924	432,687
		98,322,624
Liabilities:
Payables for:
Purchases of investments	284,932
Repurchases of fund’s shares	123,966
Investment advisory services	19,632
Services provided by related parties	19,334
Trustees’ deferred compensation	4,474
Other	9,575	461,913
Net assets at June 30, 2018		$97,860,711

Net assets consist of:
Capital paid in on shares of beneficial interest		$58,332,315
Undistributed net investment income		546,170
Undistributed net realized gain		6,707,346
Net unrealized appreciation		32,274,880
Net assets at June 30, 2018		$97,860,711

See Notes to Financial Statements

Fundamental Investors	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,563,628 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$53,285,895	851,095		$62.61
Class C	2,357,160	37,849		62.28
Class T	11	—	*	62.60
Class F-1	2,750,977	43,966		62.57
Class F-2	8,817,351	140,874		62.59
Class F-3	6,083,883	97,197		62.59
Class 529-A	2,577,858	41,236		62.51
Class 529-C	404,427	6,473		62.48
Class 529-E	92,527	1,481		62.46
Class 529-T	12	—	*	62.60
Class 529-F-1	144,785	2,318		62.46
Class R-1	150,180	2,411		62.28
Class R-2	759,006	12,194		62.25
Class R-2E	67,104	1,077		62.31
Class R-3	2,239,126	35,858		62.44
Class R-4	2,359,302	37,765		62.47
Class R-5E	74,807	1,197		62.51
Class R-5	1,809,092	28,875		62.65
Class R-6	13,887,208	221,762		62.62

*	Amount less than one thousand.

See Notes to Financial Statements

10	Fundamental Investors

Statement of operations	unaudited
for the six months ended June 30, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $37,012; also includes $7,624 from affiliates)	$1,045,309
Interest	38,513	$1,083,822
Fees and expenses*:
Investment advisory services	117,629
Distribution services	95,451
Transfer agent services	36,364
Administrative services	13,604
Reports to shareholders	1,497
Registration statement and prospectus	1,766
Trustees’ compensation	420
Auditing and legal	41
Custodian	1,849
Other	1,174	269,795
Net investment income		814,027

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,253,700
Affiliated issuers	(20,100)
Currency transactions	(2,925)	6,230,675
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(4,977,725)
Affiliated issuers	(119,233)
Currency translations	(648)	(5,097,606)
Net realized gain and unrealized depreciation		1,133,069

Net increase in net assets resulting from operations		$1,947,096

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Fundamental Investors	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017

Operations:
Net investment income	$814,027	$1,381,278
Net realized gain	6,230,675	6,500,642
Net unrealized (depreciation) appreciation	(5,097,606)	10,662,148
Net increase in net assets resulting from operations	1,947,096	18,544,068

Dividends and distributions paid to shareholders:
Dividends from net investment income	(508,975)	(1,358,434)
Distributions from net realized gain on investments	(823,853)	(5,732,248)
Total dividends and distributions paid to shareholders	(1,332,828)	(7,090,682)

Net capital share transactions	780,872	5,304,583

Total increase in net assets	1,395,140	16,757,969

Net assets:
Beginning of period	96,465,571	79,707,602
End of period (including undistributed net investment income: $546,170 and $241,118, respectively)	$97,860,711	$96,465,571

*	Unaudited.

See Notes to Financial Statements

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Fundamental Investors	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	Fundamental Investors

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Fundamental Investors	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	Fundamental Investors

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,042,933	$—	$—	$25,042,933
Financials	12,490,101	155,608	—	12,645,709
Consumer discretionary	10,465,772	—	—	10,465,772
Energy	9,175,949	—	—	9,175,949
Industrials	8,185,546	—	—	8,185,546
Health care	7,865,054	—	—	7,865,054
Consumer staples	7,615,867	—	—	7,615,867
Materials	4,288,461	—	—	4,288,461
Real estate	1,921,973	—	—	1,921,973
Telecommunication services	391,805	—	—	391,805
Miscellaneous	4,742,272	—	—	4,742,272
Short-term securities	—	5,546,979	—	5,546,979
Total	$92,185,733	$5,702,587	$—	$97,888,320

*	Securities with a value of $10,383,000,000, which represented 10.61% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Fundamental Investors	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

18	Fundamental Investors

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$245,862
Undistributed long-term capital gains	823,144

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,337,789
Gross unrealized depreciation on investments	(1,579,860)
Net unrealized appreciation on investments	32,757,929
Cost of investments	65,130,391

Fundamental Investors	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2018						Year ended December 31, 2017
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$271,745		$449,721		$721,466		$762,387		$3,221,367	$3,983,754
Class B1							—		—	—
Class C	2,404		19,977		22,381		16,971		153,333	170,304
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class F-1	13,672		24,803		38,475		40,303		178,937	219,240
Class F-2	49,594		71,443		121,037		127,387		457,264	584,651
Class F-3[4]	38,335		51,169		89,504		70,753		317,685	388,438
Class 529-A	11,971		21,737		33,708		32,899		149,225	182,124
Class 529-B1							—		—	—
Class 529-C	276		3,414		3,690		2,564		26,959	29,523
Class 529-E	322		781		1,103		1,045		5,559	6,604
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-1	822		1,215		2,037		2,037		8,084	10,121
Class R-1	141		1,280		1,421		1,065		9,690	10,755
Class R-2	832		6,459		7,291		5,377		48,168	53,545
Class R-2E	164		560		724		479		3,166	3,645
Class R-3	7,360		19,030		26,390		25,977		142,612	168,589
Class R-4	11,359		20,057		31,416		35,220		152,842	188,062
Class R-5E	415		618		1,033		232		943	1,175
Class R-5	11,428		15,353		26,781		33,665		120,764	154,429
Class R-6	88,135		116,236		204,371		200,073		735,648	935,721
Total	$508,975		$823,853		$1,332,828		$1,358,434		$5,732,248	$7,090,682

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of average daily net assets and decreasing to 0.229% on such assets in excess of $89 billion. For the six months ended June 30, 2018, the investment advisory services fee was $117,629,000, which was equivalent to an annualized rate of 0.242% of average daily net assets.

20	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

Fundamental Investors	21

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$61,799	$23,165		$2,681		Not applicable
Class C	12,220	1,053		612		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,642	1,696		733		Not applicable
Class F-2	Not applicable	4,116		2,036		Not applicable
Class F-3	Not applicable	251		1,467		Not applicable
Class 529-A	2,861	976		639		$843
Class 529-C	2,076	165		105		138
Class 529-E	230	18		23		31
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	53		35		46
Class R-1	768	83		39		Not applicable
Class R-2	2,889	1,324		193		Not applicable
Class R-2E	181	59		15		Not applicable
Class R-3	5,754	1,703		576		Not applicable
Class R-4	3,031	1,189		607		Not applicable
Class R-5E	Not applicable	38		15		Not applicable
Class R-5	Not applicable	457		467		Not applicable
Class R-6	Not applicable	18		3,361		Not applicable
Total class-specific expenses	$95,451	$36,364		$13,604		$1,058

*	Amount less than one thousand.

22	Fundamental Investors

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $420,000 in the fund’s statement of operations reflects $268,000 in current fees (either paid in cash or deferred) and a net increase of $152,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2018, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,048,513,000 and $354,996,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

Fundamental Investors	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestment of
			dividends and						Net (decrease)
	Sales[1]		distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$1,773,858	28,010	$708,900		11,126		$(3,441,047)	(54,252)	$(958,289)	(15,116)
Class C	168,779	2,681	22,228		351		(387,278)	(6,142)	(196,271)	(3,110)
Class T	—	—	—		—		—	—	—	—
Class F-1	331,975	5,235	37,977		596		(611,084)	(9,639)	(241,132)	(3,808)
Class F-2	1,908,275	30,121	117,133		1,839		(933,267)	(14,704)	1,092,141	17,256
Class F-3	953,056	15,035	87,678		1,376		(527,405)	(8,310)	513,329	8,101
Class 529-A	143,109	2,260	33,703		530		(147,143)	(2,324)	29,669	466
Class 529-C	21,495	341	3,690		58		(54,173)	(854)	(28,988)	(455)
Class 529-E	5,024	79	1,103		17		(7,354)	(116)	(1,227)	(20)
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	—
Class 529-F-1	16,510	261	2,037		32		(11,736)	(185)	6,811	108
Class R-1	10,205	161	1,416		22		(22,624)	(359)	(11,003)	(176)
Class R-2	89,775	1,422	7,278		115		(139,486)	(2,226)	(42,433)	(689)
Class R-2E	14,915	240	725		11		(4,729)	(76)	10,911	175
Class R-3	199,464	3,160	26,363		415		(363,302)	(5,754)	(137,475)	(2,179)
Class R-4	203,862	3,227	31,414		494		(418,529)	(6,594)	(183,253)	(2,873)
Class R-5E	75,915	1,179	1,033		16		(16,551)	(263)	60,397	932
Class R-5	171,495	2,701	26,769		420		(451,245)	(7,041)	(252,981)	(3,920)
Class R-6	1,602,660	25,291	204,361		3,206		(686,355)	(10,860)	1,120,666	17,637
Total net increase (decrease)	$7,690,372	121,404	$1,313,808		20,624		$(8,223,308)	(129,699)	$780,872	12,329

24	Fundamental Investors

				Reinvestment of
				dividends and					Net (decrease)
	Sales[1]			distributions			Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$3,795,496	64,015		$3,909,684	63,726		$(7,794,919)	(130,487)	$(89,739)	(2,746)
Class B3	113	2		—	—		(41,390)	(728)	(41,277)	(726)
Class C	345,594	5,858		168,910	2,761		(737,340)	(12,435)	(222,836)	(3,816)
Class T4	10	—	[2]	—	—		—	—	10	— [2]
Class F-1	607,918	10,198		216,406	3,529		(915,048)	(15,351)	(90,724)	(1,624)
Class F-2	3,572,153	60,272		567,640	9,259		(5,944,942)	(100,698)	(1,805,149)	(31,167)
Class F-3[5]	5,544,716	93,494		382,868	6,224		(650,508)	(10,622)	5,277,076	89,096
Class 529-A	342,550	5,602		182,084	2,970		(269,982)	(4,499)	254,652	4,073
Class 529-B3	5	—	[2]	—	—		(4,166)	(73)	(4,161)	(73)
Class 529-C	48,962	827		29,516	481		(200,043)	(3,202)	(121,565)	(1,894)
Class 529-E	9,317	157		6,604	108		(13,765)	(229)	2,156	36
Class 529-T4	10	—	[2]	1	—	[2]	—	—	11	— [2]
Class 529-F-1	34,209	573		10,104	165		(19,786)	(331)	24,527	407
Class R-1	27,516	455		10,711	175		(42,223)	(710)	(3,996)	(80)
Class R-2	166,235	2,810		53,481	875		(268,068)	(4,539)	(48,352)	(854)
Class R-2E	32,291	548		3,646	60		(4,606)	(77)	31,331	531
Class R-3	425,721	7,199		168,399	2,749		(718,119)	(12,076)	(123,999)	(2,128)
Class R-4	492,643	8,320		188,045	3,072		(800,688)	(13,414)	(120,000)	(2,022)
Class R-5E	4,769	80		1,174	19		(1,040)	(18)	4,903	81
Class R-5	365,723	6,132		154,343	2,516		(539,858)	(8,899)	(19,792)	(251)
Class R-6	2,930,464	48,996		935,640	15,245		(1,464,597)	(24,443)	2,401,507	39,798
Total net increase (decrease)	$18,746,415	315,538		$6,989,256	113,934		$(20,431,088)	(342,831)	$5,304,583	86,641

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,657,752,000 and $18,340,553,000, respectively, during the six months ended June 30, 2018.

Fundamental Investors	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[4,5]	$62.21	$.52	$.73	$1.25
12/31/2017	54.44	.93	11.65	12.58
12/31/2016	50.71	.87	5.43	6.30
12/31/2015	52.06	.77	.97	1.74
12/31/2014	51.97	.98	3.63	4.61
12/31/2013	40.78	.63	12.13	12.76
Class C:
6/30/2018[4,5]	61.88	.26	.73	.99
12/31/2017	54.18	.45	11.58	12.03
12/31/2016	50.48	.45	5.40	5.85
12/31/2015	51.83	.35	.97	1.32
12/31/2014	51.77	.55	3.60	4.15
12/31/2013	40.63	.25	12.09	12.34
Class T:
6/30/2018[4,5]	62.20	.58	.73	1.31
12/31/2017[4,10]	57.85	.81	8.30	9.11
Class F-1:
6/30/2018[4,5]	62.17	.49	.73	1.22
12/31/2017	54.41	.88	11.65	12.53
12/31/2016	50.69	.83	5.42	6.25
12/31/2015	52.03	.74	.97	1.71
12/31/2014	51.95	.96	3.60	4.56
12/31/2013	40.76	.59	12.14	12.73
Class F-2:
6/30/2018[4,5]	62.19	.58	.73	1.31
12/31/2017	54.43	1.00	11.68	12.68
12/31/2016	50.70	.99	5.41	6.40
12/31/2015	52.04	.88	.97	1.85
12/31/2014	51.96	1.06	3.66	4.72
12/31/2013	40.77	.74	12.13	12.87
Class F-3:
6/30/2018[4,5]	62.19	.60	.74	1.34
12/31/2017[4,11]	56.55	1.11	9.52	10.63

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.32)	$(.53)	$(.85)	$62.61	1.99%[6]		$53,286		.58%[7]		1.64%[7]
(.91)	(3.90)	(4.81)	62.21	23.37		53,885		.60		1.55
(.87)	(1.70)	(2.57)	54.44	12.54		47,308		.61		1.68
(.77)	(2.32)	(3.09)	50.71	3.38		44,596		.60		1.47
(.96)	(3.56)	(4.52)	52.06	8.96		43,929		.61		1.85
(.65)	(.92)	(1.57)	51.97	31.49		41,820		.63		1.35

(.06)	(.53)	(.59)	62.28	1.59	[6]	2,357		1.39	[7]	.82	[7]
(.43)	(3.90)	(4.33)	61.88	22.37		2,535		1.40		.75
(.45)	(1.70)	(2.15)	54.18	11.64		2,426		1.41		.87
(.35)	(2.32)	(2.67)	50.48	2.56		2,435		1.40		.67
(.53)	(3.56)	(4.09)	51.83	8.08		2,441		1.41		1.05
(.28)	(.92)	(1.20)	51.77	30.44		2,352		1.43		.54

(.38)	(.53)	(.91)	62.60	2.09	[6,8]	—	[9]	.38	[7,8]	1.84	[7,8]
(.86)	(3.90)	(4.76)	62.20	15.96	[6,8]	—	[9]	.39	[7,8]	1.80	[7,8]

(.29)	(.53)	(.82)	62.57	1.95	[6]	2,751		.67	[7]	1.55	[7]
(.87)	(3.90)	(4.77)	62.17	23.27		2,970		.67		1.47
(.83)	(1.70)	(2.53)	54.41	12.45		2,688		.68		1.61
(.73)	(2.32)	(3.05)	50.69	3.33		4,819		.67		1.40
(.92)	(3.56)	(4.48)	52.03	8.87		4,769		.66		1.81
(.62)	(.92)	(1.54)	51.95	31.42		5,306		.70		1.27

(.38)	(.53)	(.91)	62.59	2.09	[6]	8,817		.40	[7]	1.84	[7]
(1.02)	(3.90)	(4.92)	62.19	23.57		7,688		.42		1.68
(.97)	(1.70)	(2.67)	54.43	12.77		8,424		.41		1.88
(.87)	(2.32)	(3.19)	50.70	3.61		4,389		.41		1.67
(1.08)	(3.56)	(4.64)	52.04	9.17		3,921		.40		1.99
(.76)	(.92)	(1.68)	51.96	31.80		2,485		.41		1.58

(.41)	(.53)	(.94)	62.59	2.13	[6]	6,084		.31	[7]	1.93	[7]
(1.09)	(3.90)	(4.99)	62.19	19.08	[6]	5,541		.31	[7]	1.96	[7]

See end of table for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[4,5]	$62.12	$.49	$.72	$1.21
12/31/2017	54.37	.88	11.64	12.52
12/31/2016	50.65	.83	5.42	6.25
12/31/2015	52.00	.72	.97	1.69
12/31/2014	51.92	.93	3.62	4.55
12/31/2013	40.74	.59	12.12	12.71
Class 529-C:
6/30/2018[4,5]	62.08	.24	.73	.97
12/31/2017	54.31	.41	11.62	12.03
12/31/2016	50.60	.42	5.41	5.83
12/31/2015	51.95	.31	.97	1.28
12/31/2014	51.88	.51	3.62	4.13
12/31/2013	40.71	.22	12.11	12.33
Class 529-E:
6/30/2018[4,5]	62.06	.41	.74	1.15
12/31/2017	54.33	.74	11.62	12.36
12/31/2016	50.61	.71	5.41	6.12
12/31/2015	51.96	.59	.97	1.56
12/31/2014	51.89	.80	3.61	4.41
12/31/2013	40.71	.47	12.13	12.60
Class 529-T:
6/30/2018[4,5]	62.20	.56	.74	1.30
12/31/2017[4,10]	57.85	.78	8.30	9.08
Class 529-F-1:
6/30/2018[4,5]	62.07	.56	.72	1.28
12/31/2017	54.34	1.01	11.62	12.63
12/31/2016	50.62	.94	5.42	6.36
12/31/2015	51.97	.83	.97	1.80
12/31/2014	51.89	1.04	3.63	4.67
12/31/2013	40.71	.69	12.12	12.81
Class R-1:
6/30/2018[4,5]	61.88	.25	.74	.99
12/31/2017	54.18	.44	11.59	12.03
12/31/2016	50.49	.45	5.39	5.84
12/31/2015	51.83	.35	.97	1.32
12/31/2014	51.77	.56	3.60	4.16
12/31/2013	40.62	.26	12.09	12.35

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.29)	$(.53)	$(.82)	$62.51	1.94%[6]		$2,578		.67%[7]		1.56%[7]
(.87)	(3.90)	(4.77)	62.12	23.28		2,533		.67		1.47
(.83)	(1.70)	(2.53)	54.37	12.44		1,995		.69		1.60
(.72)	(2.32)	(3.04)	50.65	3.28		1,795		.70		1.37
(.91)	(3.56)	(4.47)	52.00	8.85		1,742		.70		1.75
(.61)	(.92)	(1.53)	51.92	31.39		1,590		.72		1.26

(.04)	(.53)	(.57)	62.48	1.55	[6]	405		1.44	[7]	.78	[7]
(.36)	(3.90)	(4.26)	62.08	22.32		430		1.45		.69
(.42)	(1.70)	(2.12)	54.31	11.57		479		1.47		.82
(.31)	(2.32)	(2.63)	50.60	2.48		451		1.48		.59
(.50)	(3.56)	(4.06)	51.95	7.99		445		1.49		.97
(.24)	(.92)	(1.16)	51.88	30.37		416		1.51		.47

(.22)	(.53)	(.75)	62.46	1.83	[6]	93		.90	[7]	1.32	[7]
(.73)	(3.90)	(4.63)	62.06	22.97		93		.91		1.24
(.70)	(1.70)	(2.40)	54.33	12.20		80		.93		1.36
(.59)	(2.32)	(2.91)	50.61	3.04		73		.94		1.13
(.78)	(3.56)	(4.34)	51.96	8.58		72		.94		1.51
(.50)	(.92)	(1.42)	51.89	31.10		67		.96		1.02

(.37)	(.53)	(.90)	62.60	2.07	[6,8]	—	[9]	.44	[7,8]	1.79	[7,8]
(.83)	(3.90)	(4.73)	62.20	15.90	[6,8]	—	[9]	.45	[7,8]	1.75	[7,8]

(.36)	(.53)	(.89)	62.46	2.05	[6]	145		.44	[7]	1.79	[7]
(1.00)	(3.90)	(4.90)	62.07	23.53		137		.45		1.69
(.94)	(1.70)	(2.64)	54.34	12.71		98		.48		1.82
(.83)	(2.32)	(3.15)	50.62	3.51		83		.48		1.59
(1.03)	(3.56)	(4.59)	51.97	9.10		76		.48		1.96
(.71)	(.92)	(1.63)	51.89	31.70		67		.51		1.47

(.06)	(.53)	(.59)	62.28	1.58	[6]	150		1.41	[7]	.81	[7]
(.43)	(3.90)	(4.33)	61.88	22.37		160		1.41		.74
(.45)	(1.70)	(2.15)	54.18	11.65		145		1.41		.88
(.34)	(2.32)	(2.66)	50.49	2.55		151		1.40		.66
(.54)	(3.56)	(4.10)	51.83	8.08		167		1.41		1.06
(.28)	(.92)	(1.20)	51.77	30.50		171		1.41		.57

See end of table for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[4,5]	$61.86	$.26	$.73	$.99
12/31/2017	54.16	.44	11.59	12.03
12/31/2016	50.47	.46	5.39	5.85
12/31/2015	51.82	.37	.97	1.34
12/31/2014	51.76	.57	3.60	4.17
12/31/2013	40.62	.29	12.08	12.37
Class R-2E:
6/30/2018[4,5]	61.92	.36	.73	1.09
12/31/2017	54.24	.64	11.58	12.22
12/31/2016	50.56	.66	5.38	6.04
12/31/2015	52.03	.69	.90	1.59
12/31/2014[4,12]	55.04	.27	.52	.79
Class R-3:
6/30/2018[4,5]	62.05	.40	.72	1.12
12/31/2017	54.31	.71	11.63	12.34
12/31/2016	50.60	.69	5.41	6.10
12/31/2015	51.94	.59	.97	1.56
12/31/2014	51.87	.80	3.60	4.40
12/31/2013	40.70	.48	12.11	12.59
Class R-4:
6/30/2018[4,5]	62.07	.49	.74	1.23
12/31/2017	54.33	.89	11.63	12.52
12/31/2016	50.62	.85	5.40	6.25
12/31/2015	51.96	.75	.97	1.72
12/31/2014	51.88	.96	3.61	4.57
12/31/2013	40.71	.61	12.12	12.73
Class R-5E:
6/30/2018[4,5]	62.12	.63	.67	1.30
12/31/2017	54.38	1.02	11.64	12.66
12/31/2016	50.69	1.03	5.30	6.33
12/31/2015[4,13]	53.80	.11	(1.16)	(1.05)
Class R-5:
6/30/2018[4,5]	62.25	.58	.74	1.32
12/31/2017	54.47	1.07	11.67	12.74
12/31/2016	50.74	1.00	5.43	6.43
12/31/2015	52.08	.90	.98	1.88
12/31/2014	51.99	1.13	3.62	4.75
12/31/2013	40.79	.76	12.14	12.90

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.07)	$(.53)	$(.60)	$62.25	1.59%[6]		$759		1.39%[7]		.83%[7]
(.43)	(3.90)	(4.33)	61.86	22.39		797		1.40		.74
(.46)	(1.70)	(2.16)	54.16	11.65		744		1.39		.89
(.37)	(2.32)	(2.69)	50.47	2.61		734		1.35		.72
(.55)	(3.56)	(4.11)	51.82	8.11		790		1.38		1.08
(.31)	(.92)	(1.23)	51.76	30.55		777		1.36		.62

(.17)	(.53)	(.70)	62.31	1.74	[6]	67		1.10	[7]	1.15	[7]
(.64)	(3.90)	(4.54)	61.92	22.74		56		1.10		1.06
(.66)	(1.70)	(2.36)	54.24	12.04		20		1.10		1.26
(.74)	(2.32)	(3.06)	50.56	3.09		1		1.13		1.37
(.74)	(3.06)	(3.80)	52.03	1.40	[6,8]	—	[9]	.17	[6,8]	.50	[6,8]

(.20)	(.53)	(.73)	62.44	1.79	[6]	2,239		.95	[7]	1.27	[7]
(.70)	(3.90)	(4.60)	62.05	22.93		2,360		.95		1.19
(.69)	(1.70)	(2.39)	54.31	12.15		2,181		.96		1.33
(.58)	(2.32)	(2.90)	50.60	3.03		2,237		.95		1.12
(.77)	(3.56)	(4.33)	51.94	8.56		2,627		.96		1.51
(.50)	(.92)	(1.42)	51.87	31.09		2,795		.96		1.02

(.30)	(.53)	(.83)	62.47	1.96	[6]	2,359		.65	[7]	1.56	[7]
(.88)	(3.90)	(4.78)	62.07	23.30		2,523		.65		1.49
(.84)	(1.70)	(2.54)	54.33	12.47		2,318		.66		1.63
(.74)	(2.32)	(3.06)	50.62	3.36		2,289		.65		1.42
(.93)	(3.56)	(4.49)	51.96	8.90		2,651		.66		1.82
(.64)	(.92)	(1.56)	51.88	31.47		2,842		.66		1.32

(.38)	(.53)	(.91)	62.51	2.07	[6]	75		.43	[7]	2.02	[7]
(1.02)	(3.90)	(4.92)	62.12	23.54		16		.44		1.70
(.94)	(1.70)	(2.64)	54.38	12.62		10		.57		1.99
(.35)	(1.71)	(2.06)	50.69	(1.95)[6]		—	[9]	.05	[6]	.21	[6]

(.39)	(.53)	(.92)	62.65	2.11	[6]	1,809		.35	[7]	1.85	[7]
(1.06)	(3.90)	(4.96)	62.25	23.68		2,041		.35		1.79
(1.00)	(1.70)	(2.70)	54.47	12.81		1,800		.35		1.93
(.90)	(2.32)	(3.22)	50.74	3.66		1,914		.35		1.72
(1.10)	(3.56)	(4.66)	52.08	9.23		1,979		.35		2.12
(.78)	(.92)	(1.70)	51.99	31.87		1,964		.36		1.62

See end of table for footnotes.

Fundamental Investors	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2018[4,5]	$62.22	$.61	$.73	$1.34
12/31/2017	54.45	1.10	11.66	12.76
12/31/2016	50.72	1.04	5.42	6.46
12/31/2015	52.06	.93	.97	1.90
12/31/2014	51.98	1.12	3.64	4.76
12/31/2013	40.78	.79	12.13	12.92

	Six months ended June 30,	Year ended December 31
	2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	18%	29%	24%	27%	29%	34%

See Notes to Financial Statements

32	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.41)	$(.53)	$(.94)	$62.62	2.13%[6]	$13,887	.30%[7]	1.94%[7]
(1.09)	(3.90)	(4.99)	62.22	23.72	12,701	.30	1.84
(1.03)	(1.70)	(2.73)	54.45	12.88	8,948	.31	1.99
(.92)	(2.32)	(3.24)	50.72	3.71	6,590	.31	1.77
(1.12)	(3.56)	(4.68)	52.06	9.27	5,713	.31	2.12
(.80)	(.92)	(1.72)	51.98	31.95	4,516	.31	1.68

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .51 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Fundamental Investors	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Fundamental Investors

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,019.92	$2.90	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,015.91	6.95	1.39
Class C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T – actual return	1,000.00	1,020.94	1.90	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,019.52	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,020.91	2.00	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	1,021.28	1.55	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,019.35	3.35	.67
Class 529-A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-C – actual return	1,000.00	1,015.55	7.20	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E – actual return	1,000.00	1,018.35	4.50	.90
Class 529-E – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-T – actual return	1,000.00	1,020.69	2.20	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,020.47	2.20	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 – actual return	1,000.00	1,015.79	7.05	1.41
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 – actual return	1,000.00	1,015.86	6.95	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	1,017.40	5.50	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,017.90	4.75	.95
Class R-3 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 – actual return	1,000.00	1,019.57	3.25	.65
Class R-4 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E – actual return	1,000.00	1,020.73	2.15	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,021.07	1.75	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,021.33	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Fundamental Investors	35

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®
Investment portfolio
June 30, 2018
unaudited
Common stocks 94.36% Information technology 25.59%	Shares	Value (000)
Microsoft Corp.	47,334,100	$4,667,616
Broadcom Inc.	15,174,039	3,681,829
Intel Corp.	48,854,600	2,428,562
Alphabet Inc., Class C1	1,575,301	1,757,484
Alphabet Inc., Class A1	592,800	669,384
Facebook, Inc., Class A1	12,220,500	2,374,688
ASML Holding NV	4,555,030	902,696
ASML Holding NV (New York registered)	2,008,000	397,524
Taiwan Semiconductor Manufacturing Co., Ltd.	114,652,000	814,148
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	147,652
Baidu, Inc., Class A (ADR)[1]	3,508,500	852,565
Visa Inc., Class A	5,082,000	673,111
Intuit Inc.	2,945,000	601,678
Mastercard Inc., Class A	2,700,000	530,604
Texas Instruments Inc.	4,667,600	514,603
Activision Blizzard, Inc.	6,732,700	513,840
Western Digital Corp.	6,500,000	503,165
Samsung Electronics Co., Ltd.	9,510,000	398,063
Samsung Electronics Co., Ltd., nonvoting preferred	2,100,000	70,942
Samsung Electronics Co., Ltd.[2]	184,114	7,707
Amphenol Corp., Class A	5,400,000	470,610
Murata Manufacturing Co., Ltd.	1,680,000	282,542
ServiceNow, Inc.[1]	1,485,000	256,118
TE Connectivity Ltd.	2,763,000	248,836
QUALCOMM Inc.	4,000,000	224,480
Analog Devices, Inc.	2,215,000	212,463
FleetCor Technologies, Inc.[1]	994,000	209,386
Symantec Corp.	8,697,000	179,593
DXC Technology Co.	2,000,000	161,220
Apple Inc.	811,000	150,124
International Business Machines Corp.	1,000,000	139,700
		25,042,933
Financials 12.92%
Berkshire Hathaway Inc., Class A1	7,482	2,110,223
Wells Fargo & Co.	29,133,000	1,615,133
JPMorgan Chase & Co.	12,040,000	1,254,568
Capital One Financial Corp.	13,001,000	1,194,792
SunTrust Banks, Inc.	12,094,000	798,446
CME Group Inc., Class A	4,771,437	782,134
BlackRock, Inc.	1,473,100	735,136
Discover Financial Services	8,851,000	623,199
Citigroup Inc.	8,550,000	572,166
Goldman Sachs Group, Inc.	1,947,000	429,450
CIT Group Inc.[3]	7,752,515	390,804
Legal & General Group PLC	109,784,921	385,404
Chubb Ltd.	2,525,000	320,725
Fundamental Investors — Page 1 of 5

unaudited
Common stocks Financials (continued)	Shares	Value (000)
T. Rowe Price Group, Inc.	2,605,200	$302,438
Itaú Unibanco Holding SA, preferred nominative (ADR)	27,604,000	286,529
HDFC Bank Ltd.[4]	5,056,166	155,608
HDFC Bank Ltd. (ADR)	366,000	38,437
BNP Paribas SA	3,000,000	186,346
Fifth Third Bancorp	4,361,000	125,161
Svenska Handelsbanken AB, Class A	9,390,000	104,376
Intercontinental Exchange, Inc.	1,383,000	101,720
Banco Santander, SA	18,950,000	101,620
Société Générale	742,000	31,294
		12,645,709
Consumer discretionary 10.70%
Amazon.com, Inc.[1]	1,816,300	3,087,347
NIKE, Inc., Class B	17,070,000	1,360,137
Home Depot, Inc.	6,566,775	1,281,178
Comcast Corp., Class A	37,280,773	1,223,182
Charter Communications, Inc., Class A1	3,742,100	1,097,221
Target Corp.	4,300,000	327,316
CBS Corp., Class B	5,780,000	324,952
McDonald’s Corp.	2,000,000	313,380
Booking Holdings Inc.[1]	149,284	302,612
Las Vegas Sands Corp.	3,500,000	267,260
Walt Disney Co.	2,500,000	262,025
Twenty-First Century Fox, Inc., Class A	5,000,000	248,450
Newell Brands Inc.	7,857,000	202,632
Viacom Inc., Class B	3,300,000	99,528
Accor SA	1,397,000	68,552
		10,465,772
Energy 9.38%
ConocoPhillips	19,747,000	1,374,786
Royal Dutch Shell PLC, Class B (ADR)	11,536,834	838,151
Royal Dutch Shell PLC, Class B	11,577,720	414,615
Royal Dutch Shell PLC, Class A (ADR)	299,752	20,752
Royal Dutch Shell PLC, Class A	165,244	5,733
Concho Resources Inc.[1,3]	8,700,000	1,203,645
EOG Resources, Inc.	7,706,000	958,858
Enbridge Inc. (CAD denominated)	23,412,102	837,005
Enbridge Inc. (CAD denominated)[2]	1,256,665	44,927
Suncor Energy Inc.	20,098,740	817,923
Chevron Corp.	5,726,137	723,955
BP PLC	87,500,000	667,810
Cabot Oil & Gas Corp.	11,467,000	272,915
Canadian Natural Resources, Ltd. (CAD denominated)	5,430,000	195,986
Baker Hughes, a GE Co., Class A	5,900,000	194,877
Keyera Corp.	6,937,000	193,021
Murphy Oil Corp.	3,781,900	127,715
Noble Energy, Inc.	3,010,400	106,207
Pioneer Natural Resources Co.	500,000	94,620
Peyto Exploration & Development Corp.[3]	10,710,499	82,448
		9,175,949
Fundamental Investors — Page 2 of 5

unaudited
Common stocks Industrials 8.36%	Shares	Value (000)
Boeing Co.	2,630,000	$882,391
Airbus SE, non-registered shares	6,691,000	783,406
TransDigm Group Inc.	2,190,000	755,857
Parker-Hannifin Corp.	4,725,000	736,391
Union Pacific Corp.	4,560,000	646,061
Rockwell Automation	3,490,000	580,143
Deere & Co.	3,200,000	447,360
Lockheed Martin Corp.	1,430,500	422,613
Ryanair Holdings PLC (ADR)[1]	3,418,801	390,530
Emerson Electric Co.	5,000,000	345,700
Johnson Controls International PLC	7,287,000	243,750
Schneider Electric SE	2,830,000	236,034
Caterpillar Inc.	1,730,000	234,709
BAE Systems PLC	25,920,000	221,257
FedEx Corp.	850,000	193,001
MTU Aero Engines AG	990,667	190,426
Masco Corp.	4,679,700	175,114
Fortive Corp.	2,000,000	154,220
Grafton Group PLC, units	11,328,532	119,009
Waste Management, Inc.	1,400,000	113,876
Deutsche Post AG	2,830,000	92,437
General Electric Co.	6,000,000	81,660
KBR, Inc.	4,000,000	71,680
Meggitt PLC	6,510,000	42,382
Northrop Grumman Corp.	83,000	25,539
		8,185,546
Health care 8.04%
Boston Scientific Corp.[1]	35,330,000	1,155,291
UnitedHealth Group Inc.	4,104,826	1,007,078
Merck & Co., Inc.	13,307,000	807,735
Thermo Fisher Scientific Inc.	3,300,000	683,562
Vertex Pharmaceuticals Inc.[1]	3,609,727	613,509
Aetna Inc.	2,871,760	526,968
Regeneron Pharmaceuticals, Inc.[1]	1,502,279	518,271
ResMed Inc.	3,999,783	414,297
Centene Corp.[1]	3,343,504	411,953
Novartis AG	4,470,000	339,798
Humana Inc.	1,120,000	333,346
Johnson & Johnson	2,291,500	278,051
Bristol-Myers Squibb Co.	3,335,200	184,570
Express Scripts Holding Co.[1]	2,322,900	179,351
AstraZeneca PLC	2,245,200	155,652
Pfizer Inc.	3,252,600	118,004
Gilead Sciences, Inc.	1,000,000	70,840
Hologic, Inc.[1]	1,679,957	66,778
		7,865,054
Consumer staples 7.78%
British American Tobacco PLC	33,240,000	1,680,163
British American Tobacco PLC (ADR)	2,651,040	133,745
Philip Morris International Inc.	20,933,900	1,690,203
Coca-Cola Co.	26,285,000	1,152,860
Kraft Heinz Co.	7,400,000	464,868
Sysco Corp.	6,790,000	463,689
Fundamental Investors — Page 3 of 5

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	6,401,100	$363,518
Nestlé SA	3,560,000	276,446
Dr Pepper Snapple Group, Inc.	2,247,000	274,134
Walmart Inc.	2,925,000	250,526
Procter & Gamble Co.	3,000,000	234,180
Walgreens Boots Alliance, Inc.	2,986,000	179,205
Costco Wholesale Corp.	786,000	164,258
Hershey Co.	1,636,939	152,334
Coca-Cola European Partners plc	3,340,000	135,738
		7,615,867
Materials 4.38%
DowDuPont Inc.	24,696,047	1,627,963
BHP Billiton PLC	31,800,000	715,975
Praxair, Inc.	3,980,000	629,437
Rio Tinto PLC	7,883,000	437,055
LyondellBasell Industries NV	3,626,000	398,316
Randgold Resources Ltd. (ADR)	2,935,000	226,259
CF Industries Holdings, Inc.	3,177,000	141,059
Franco-Nevada Corp.	1,540,000	112,397
		4,288,461
Real estate 1.96%
Simon Property Group, Inc. REIT	5,312,000	904,049
Weyerhaeuser Co. REIT[1]	9,000,107	328,144
American Tower Corp. REIT	1,775,000	255,902
AGNC Investment Corp. REIT	13,376,000	248,660
Crown Castle International Corp. REIT	1,717,845	185,218
		1,921,973
Telecommunication services 0.40%
Verizon Communications Inc.	5,500,000	276,705
Spark New Zealand Ltd.	45,560,084	115,100
		391,805
Miscellaneous 4.85%
Other common stocks in initial period of acquisition		4,742,272
Total common stocks (cost: $60,066,389,000)		92,341,341
Short-term securities 5.67%	Principal amount (000)
Apple Inc. 1.93%–2.09% due 7/10/2018–9/4/2018[2]	$100,100	99,879
CAFCO, LLC 2.27% due 9/17/2018[2]	20,000	19,902
CHARTA, LLC 2.25%–2.27% due 9/10/2018–9/28/2018[2]	75,000	74,599
Chevron Corp. 1.93%–2.02% due 7/13/2018–9/5/2018[2]	187,600	187,203
Coca-Cola Co. 1.95%–2.05% due 7/2/2018–8/16/2018[2]	125,000	124,834
CRC Funding, LLC 2.25% due 8/24/2018[2]	75,000	74,752
ExxonMobil Corp. 1.93%–2.02% due 7/25/2018–8/27/2018	175,500	175,063
Fannie Mae 1.81% due 7/24/2018	100,000	99,892
Federal Home Loan Bank 1.55%–1.93% due 7/2/2018–10/9/2018	2,176,100	2,172,832
Freddie Mac 1.73%–1.91% due 7/18/2018–8/20/2018	139,700	139,503
General Dynamics Corp. 2.00% due 7/25/2018[2]	25,000	24,964
IBM Credit LLC 2.01%–2.05% due 7/25/2018–8/8/2018[2]	78,000	77,867
Intel Corp. 1.98% due 8/7/2018[2]	50,000	49,893
Fundamental Investors — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
John Deere Bank SA 2.00% due 8/1/2018[2]	$20,800	$20,762
John Deere Financial Inc. 2.07% due 8/7/2018[2]	50,000	49,892
Merck & Co. Inc. 1.96% due 7/24/2018[2]	79,300	79,192
Paccar Financial Corp. 1.96% due 7/18/2018	30,000	29,969
PepsiCo Inc. 1.88%–1.93% due 7/2/2018–7/30/2018[2]	65,000	64,935
Pfizer Inc. 2.00%–2.02% due 8/20/2018–8/21/2018[2]	151,400	150,947
U.S. Treasury Bills 1.55%–2.01% due 7/5/2018–11/8/2018	1,834,200	1,830,099
Total short-term securities (cost: $5,546,798,000)		5,546,979
Total investment securities 100.03% (cost: $65,613,187,000)		97,888,320
Other assets less liabilities (0.03)%		(27,609)
Net assets 100.00%		$97,860,711
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,152,255,000, which represented 1.18% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $155,608,000, which represented .16% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-010-0818O-S66042	Fundamental Investors — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Fundamental Investors’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Fundamental Investors’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2018